STOCK-BASED COMPENSATION PLANS - Ultimate parent corporation outstanding options (Details) - Ultimate parent corporation stock option plan	Dec. 31, 2017 CAD ($) Option	Dec. 31, 2016 CAD ($) Option
STOCK-BASED COMPENSATION PLANS
Number of shares outstanding | Option	100,000	100,000
Weighted average exercise price of outstanding options | $	$ 12.75	$ 12.75
Number of vested options | Option	66,666	33,333
Weighted average exercise price of vested options | $	$ 12.75	$ 12.75